Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of notes payable
	March 31, 2023
Note Name	Contractual Maturity Date	Contractual Interest Rates	Unpaid Principal Balance	Fair Value Measurement Adjustments	Original issue discount and proceeds allocated to warrants	Net Carrying Value	Interest Expense for the Three Months Ended March 31, 2023	Accrued Interest
Bridge Notes (1)	Various	11%-15%	$165,034	$(37,937)	$(34,432)	$92,665	$4,360	$2,482
Notes payable - China other	Due on Demand	-%	5,065	-	-	5,065	-	-
Auto loans	October 2026	7%	94	-	-	94	2	-
			$170,193	$(37,937)	$(34,432)	$97,824	$4,362	$2,482

	December 31, 2022
Note Name	Contractual Maturity Date	Contractual Interest Rates	Unpaid Principal Balance	Fair Value Measurement Adjustments	Original issue discount and proceeds allocated to warrants	Net Carrying Value	Interest Expense for the three months Ended March 31, 2022	Accrued Interest
Bridge Notes (1)	October 27, 2028	10%	$36,622	$264	$(10,878)	$26,008	$1,272	$1,676
Notes payable - China other	Due on Demand	-%	4,997	-	-	4,997	-	-
Auto loans	October 2026	7%	100	-	-	100	-	-
			$41,719	$264	$(10,878)	$31,105	$1,272	$1,676

(1)	On August 14, 2022, the Company entered into a Securities Purchase Agreement (the “SPA”) with certain entities affiliated with ATW Partners LLC and RAAJJ Trading LLC (and together with Senyun, as defined below, the “Purchasers”) to issue and sell the Company’s senior secured convertible notes (the “Bridge Notes”) in three tranches aggregating to $52.0 million in principal (as increased on September 23, 2022 to $57.0 million, which increase was subsequently terminated upon the Initial Senyun Funding Date, as defined below) and maturing on August 14, 2026 (subsequently extended to October 27, 2028). The Bridge Notes are subject to an original issue discount of 10%, and are convertible, along with any interest accrued, into shares of Class A Common Stock at a conversion price equal to $2.69 (or $2.2865 for the initial tranche) (“Conversion Price”), subject to a full ratchet anti-dilution protection.

	December 31, 2022
Note Name	Contractual Maturity Date	Contractual Interest Rates	Unpaid Principal Balance	Fair Value Measurement Adjustments	Original issue discount and proceeds allocated to warrants	Net Carrying Value	Interest Expense for the Twelve Months Ended December 31, 2022
Bridge Notes (3)	October 27, 2028	10%	$36,622	$264	$(10,878)	$26,008	$1,676
Notes payable - China other (4)	Due on Demand	-%	4,997	-	-	4,997	-
Auto loans	October 26, 2026	7%	100	-	-	100	7
			$41,719	$264	$(10,878)	$31,105	$1,683

	December 31, 2021
Note Name	Contractual Maturity Date	Contractual Interest Rates	Unpaid Balance	Fair Value Measurement Adjustments	Original issue discount and proceeds allocated to warrants	Net Carrying Value
March 1, 2021 Notes (1)	March 1, 2022	14%	$55,000	$7,692	$(5,997)	$56,695
August 26, 2021 Notes (1)	March 1, 2022	14%	30,000	1,011	(87)	30,924
June 9, 2021 Note 1 and Note 2 (2)	December 9, 2022	-%	40,000	8,503	(9,522)	38,981
August 10, 2021 Optional Notes(2)	February 10, 2023	15%	33,917	12,283	(11,518)	34,682
Notes payable - China other(4)	Due on demand	-%	5,458	-	-	5,458
PPP Loan(5)	April 17, 2022	1%	193	-	-	193
Auto loans	October 26, 2026	7%	121	-	-	121
Total notes payable			$164,689	$29,489	$(27,124)	$167,054

(1)	On March 1, 2021, the Company amended the NPA to permit the issuance of additional notes payable with principal amounts up to $85.0 million. On the same day, the Company entered into notes payable agreements with Ares for an aggregate principal of $55.0 million, receiving net proceeds of $51.5 million, inclusive of a 4.00% original issue discount and $0.1 million of debt issuance costs paid directly by the lender (“March 1, 2021 Notes”). The notes payable were collateralized by a first lien on virtually all tangible and intangible assets of the Company, bore interest at 14% per annum and matured on March 1, 2022. On February 25, 2022, the Company repaid the $55.0 million principal amount of the March 1, 2021 Notes with accrued interest of $7.7 million.

(2)	In addition, in conjunction with the issuance of the notes payable, the Company committed to issue the Ares Warrants to the lender to purchase the Company’s Class A Common Stock no later than August 11, 2021, or if earlier, 15 days after consummation of the Business Combination. The warrants have a term of six years, be equal to 0.20% of the fully diluted capitalization of FFIE’s Class A Common Stock and have an exercise price of $10.00 per share. The commitment to issue the warrants meets the definition of a derivative, was accounted for as a liability, and will be marked to fair value at the end of each reporting period with changes in fair market value recorded in the Consolidated Statements of Operations and Comprehensive Loss. The Company determined the commitment to issue warrants was a liability as of March 1, 2021, and estimated the fair value of the warrants to be $5.0 million using the Black-Scholes option-pricing model (see Note 8, Fair Value of Financial Instruments).

(a)	the maturity date of each of the ATW NPA Notes was extended to October 31, 2026. This extension does not, however, defer the accrual of interest to the new maturity date. Interest shall accrue on the Notes at 10% per annum following February 10, 2023;

(3)	On August 14, 2022, the Company entered into a Securities Purchase Agreement (“SPA”) with certain entities affiliated with ATW Partners LLC and RAAJJ Trading LLC (and together with Senyun, as defined below, the “Purchasers”) to issue and sell the Company’s senior secured convertible notes (the “Bridge Notes”) in three tranches aggregating to $52.0 million in principal and maturing on August 14, 2026 (subsequently extended to October 27, 2028). The Bridge Notes are subject to an original issue discount of 10%, and are convertible, along with any interest accrued, into shares of Class A Common Stock at a conversion price equal to $2.69 (or $2.2865 for the initial tranche) (“Conversion Price”), subject to a full ratchet anti-dilution protection. When calculating the shares issuable upon conversion, the converted amount shall be decreased by 50% of the original issue discount pertaining to such amount. As part of this financing round, the Purchasers funded $52.0 million, less total original issuance discounts of $5.2 million equating to net proceeds of $46.8 million.

(4)	The Company issued notes with various third parties through its operations in China.

(5)	On April 17, 2020, the Company received loan proceeds from East West Bank of $9.2 million under the Paycheck Protection Program (“PPP”). The PPP was established as part of the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”) and provided for loans to qualifying businesses. The loans and accrued interest are forgivable so long as the borrower uses the loan proceeds for eligible purposes, including payroll, benefits, rent, and utilities, as described in the CARES Act. The amount of loan forgiveness will be reduced if the borrower terminates employees or reduces salaries. The unforgiven portion of the PPP loan is payable over two years at an interest rate of 1%, with a deferral of payments for the later of the first six months or when the amount of the loan forgiveness is determined. The Company used the proceeds for purposes consistent with the PPP requirements. The note matured on April 17, 2022, had no covenants, and was unsecured.

(6)	On January 13, 2021, the Company entered into a notes payable agreement under the NPA, (“January 13 Notes”) with a US-based investment firm for total principal of $11.3 million, receiving net proceeds of $9.9 million, net of an 8% original issue discount and $0.5 million of debt issuance costs paid directly by the lender. The note payable is collateralized by a first lien on virtually all tangible and intangible assets of the Company and bears interest at 0% per annum. On March 12, 2021, the Company and the US-based investment firm entered into a notes payable agreement (“March 12 Notes”) for an aggregate principal amount of $7.0 million, receiving net proceeds of $6.4 million, net of an 8% original issue discount. The terms of this note payable were the same as the note payable issued on January 13, 2021. The Company elected the fair value option for these note payable because the inclusion of a conversion feature that allowed the lenders to convert the notes payable into Class A Common Stock after the closing of the Business Combination.

(7)	On January 13, 2021, the Company amended the NPA to permit the issuance of additional secured convertible notes payable and issued $3.8 million of notes payable to Birch Lake (“BL Notes”), receiving net proceeds of $3.3 million, net of a 6.50% original issue discount and $0.2 million of debt issuance costs paid directly by the lender. The BL Notes accrued interest at 8% per annum. The BL Notes contained a liquidation premium that ranges from 35% to 45% depending on the timing of settlement, with 50% of this premium convertible into equity. The Company determined that the feature to settle the BL Notes at a premium upon the occurrence of a default, change in control, or a Qualified SPAC Merger was a contingently exercisable put option with a liquidation premium and represents an embedded derivative. The Company elected the fair value option to measure this note payable (see Note 8, Fair Value of Financial Instruments).

Schedule of principal maturities
Due on demand	$5,065
2023	-
2024	-
2025	41,000
2026	94
2027	-
Thereafter	124,034
$170,193

Schedule of notes payable
	Year ended December 31, 2022
Note Name	Contractual Maturity Date	Contractual Interest Rates	Net carrying value at 12/31/2021 Balance	Fair Value Measurement Adjustments	Payment Premium	Cash Payment	Conversion into Class A Common Stock
March 1, 2021 Notes (1)	March 1, 2022	14%	$56,695	$(1,695)	$-	$(55,000)	$-
August 26, 2021 Notes (1)	March 1, 2022	14%	30,924	(924)	2,065	(32,065)	-
June 2021 Notes (2)	October 31, 2026	-%	38,981	1,019	-	-	(40,000)
Optional Notes (2)	October 31, 2026	15%	34,682	(765)	-	-	(33,917)
PPP Loan (5)	April 17, 2022	1%	193	-	-	(193)	-
			$161,475	$(2,365)	$2,065	$(87,258)	$(73,917)

(1)	On March 1, 2021, the Company amended the NPA to permit the issuance of additional notes payable with principal amounts up to $85.0 million. On the same day, the Company entered into notes payable agreements with Ares for an aggregate principal of $55.0 million, receiving net proceeds of $51.5 million, inclusive of a 4.00% original issue discount and $0.1 million of debt issuance costs paid directly by the lender (“March 1, 2021 Notes”). The notes payable were collateralized by a first lien on virtually all tangible and intangible assets of the Company, bore interest at 14% per annum and matured on March 1, 2022. On February 25, 2022, the Company repaid the $55.0 million principal amount of the March 1, 2021 Notes with accrued interest of $7.7 million.

(2)	In addition, in conjunction with the issuance of the notes payable, the Company committed to issue the Ares Warrants to the lender to purchase the Company’s Class A Common Stock no later than August 11, 2021, or if earlier, 15 days after consummation of the Business Combination. The warrants have a term of six years, be equal to 0.20% of the fully diluted capitalization of FFIE’s Class A Common Stock and have an exercise price of $10.00 per share. The commitment to issue the warrants meets the definition of a derivative, was accounted for as a liability, and will be marked to fair value at the end of each reporting period with changes in fair market value recorded in the Consolidated Statements of Operations and Comprehensive Loss. The Company determined the commitment to issue warrants was a liability as of March 1, 2021, and estimated the fair value of the warrants to be $5.0 million using the Black-Scholes option-pricing model (see Note 8, Fair Value of Financial Instruments).

Schedule of notes settlement
March 1, 2021 Notes	December 31, 2022	December 31, 2021
Outstanding principal	$-	$55,000
Accrued interest	-	6,455
Interest expense for the year ended December 31, 2022	1,266	-
Principal payments	55,000	-
Interest payments	7,721	-

August 26, 2021 Notes	December 31, 2022	December 31, 2021
Outstanding principal	$-	$30,000
Accrued interest	-	1,473
Interest expense for the year ended December 31, 2022	662	-
Principal payments	30,000	-
Interest payments	2,135	-
Payment Premium payments	2,065	-

June 9, 2021 Note 1	As of and for the Year Ended
(dollars in thousands)	2021
Outstanding principal	$20,000
Original issue discount and debt issuance costs	1,797
Proceeds	18,203

June 9, 2021 Note 2	As of and for the Year Ended
(dollars in thousands)	2021
Outstanding principal	$20,000
Original issue discount and debt issuance costs	2,600
Proceeds	17,400

August 10, 2021 Optional Notes	As of and for the Year Ended
(dollars in thousands)	2021
Outstanding principal	$33,917
Accrued interest	183
Interest expense	183
Original issue discount and debt issuance costs	3,542
Proceeds	30,375

Optional Notes	December 31, 2022	December 31, 2021
Outstanding principal	$-	$33,917
Accrued interest	-	183
Interest expense for the year ended December 31, 2022	2,572	-
Principal conversion into Class A Common Stock	33,917	-
Interest payments	2,756	-

June 2021 Notes	December 31, 2022	December 31, 2021
Outstanding principal	$-	$40,000
Accrued interest	-	-
Interest expense for the year ended December 31, 2022	-	-
Principal conversion into Class A Common Stock	40,000	-
Interest payments	-	-

As of and for the Year Ended December 31,
(dollars in thousands)	2021
Outstanding principal	$5,458
Foreign exchange (gain) loss on principal	133
Reclassification from related party notes payable	730

As of and for the Year Ended December 31,
January 13 and March 12, 2021 Notes	2021
Outstanding principal	$-
Original issue discount and debt issuance costs	1,940
Principal and conversion premium settled with equity	23,725
Proceeds	16,310

As of and for the Year Ended December 31,
January 13 and March 8, 2021 Notes	2021
Outstanding principal	$-
Original issue discount and debt issuance costs	1,132
Interest expense	632
Principal conversion premium settled with equity	2,069
Interest settled with equity	82
Principal and conversion premium payments in cash	11,582
Interest payments in cash	550
Proceeds	8,218

Schedule of business combination and combination of cash payments and commitment
	Year ending December 31, 2021
Note Name	Net Carrying Value at 12/31/2020	Borrowings, net of OID	Fair Value Measurement Adjustments	Accrued Interest at Settlement	FX and Other	Cash Payment	Equity Settlement	Net Carrying Value at 12/31/2021	Loss (Gain) at Settlement	Interest Expense for the year ended December 31, 2021
Settlement prior to the Business Combination:
Note payable	$57,293	$-	$-	$17,177	$(1,293)	$-	$(73,177)	$-	$-	$3,408
Notes payable	19,100	-	-	6,098	-	-	(25,198)	-	-	1,281
Subtotal settlements prior to the Business Combination	76,393	-	-	23,275	(1,293)	-	(98,375)	-	-	4,689
Settlements in the Business Combination:
Notes payable - NPA	21,059	-	104	3,614	-	(17,636)	(7,141)	-	2,699	976
Notes payable - China	3,659	-	-	2,713	56	-	(6,428)	-	2,430	374
Notes payable - China	4,807	-	-	757	110	-	(5,674)	-	2,145	164
Note payable	17,712	-	1,988	-	667	-	(20,367)	-	7,698	-
January 13 and March 12, 2021 Notes(6)	-	16,790	6,935	-	-	-	(23,725)	-	8,968	-
Note payable	20,972	-	138	270	667	(18,992)	(3,055)	-	1,155	1,334
January 13 and March 8, 2021 Notes(7)	-	8,750	4,901	82	-	(11,582)	(2,151)	-	813	632
Subtotal settlements in the Business Combination	68,209	25,540	14,066	7,436	1,500	(48,210)	(68,541)	-	25,908	3,480
PPP Loan(5)	9,168	-	-	-	(8,975)	-	-	193	(8,975)	92
Total	$153,770	$25,540	$14,066	$30,711	$(8,768)	$(48,210)	$(166,916)	$193	$16,933	$8,261

(5)	On April 17, 2020, the Company received loan proceeds from East West Bank of $9.2 million under the Paycheck Protection Program (“PPP”). The PPP was established as part of the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”) and provided for loans to qualifying businesses. The loans and accrued interest are forgivable so long as the borrower uses the loan proceeds for eligible purposes, including payroll, benefits, rent, and utilities, as described in the CARES Act. The amount of loan forgiveness will be reduced if the borrower terminates employees or reduces salaries. The unforgiven portion of the PPP loan is payable over two years at an interest rate of 1%, with a deferral of payments for the later of the first six months or when the amount of the loan forgiveness is determined. The Company used the proceeds for purposes consistent with the PPP requirements. The note matured on April 17, 2022, had no covenants, and was unsecured.

The Company was notified by East West Bank that a principal amount of $9.0 million as well as accrued interest of $0.2 million relating to the PPP Loan had been forgiven by the Small Business Administration as of December 31, 2021. The Company recorded the forgiveness of the principal and interest in Loss on Settlement of Related Party Notes Payable, Notes Payable, and Vendor Payables in trust, net in the Consolidated Statements of Operations and Comprehensive Loss for the year ended December 31, 2021. The Company paid the remaining principal and accrued interest in an aggregate amount of $0.2 million in April 2022.

(6)	On January 13, 2021, the Company entered into a notes payable agreement under the NPA, (“January 13 Notes”) with a US-based investment firm for total principal of $11.3 million, receiving net proceeds of $9.9 million, net of an 8% original issue discount and $0.5 million of debt issuance costs paid directly by the lender. The note payable is collateralized by a first lien on virtually all tangible and intangible assets of the Company and bears interest at 0% per annum. On March 12, 2021, the Company and the US-based investment firm entered into a notes payable agreement (“March 12 Notes”) for an aggregate principal amount of $7.0 million, receiving net proceeds of $6.4 million, net of an 8% original issue discount. The terms of this note payable were the same as the note payable issued on January 13, 2021. The Company elected the fair value option for these note payable because the inclusion of a conversion feature that allowed the lenders to convert the notes payable into Class A Common Stock after the closing of the Business Combination.

In conjunction with the issuance of the January 13 Notes and March 12 Notes, the Company issued warrants to purchase 662,083 shares of the Class A Common Stock with an exercise price of $10.00 per share, as adjusted for certain down-round provisions. The warrants were issued with a term of seven years. The Company recorded the fair value of the warrants in APIC in accordance with the derivative accounting scope exception in ASC 815 for certain contracts involving an entity’s own stock. The Company estimated the fair value of the warrants to be $2.0 million using the Black-Scholes option-pricing model (see Note 8, Fair Value of Financial Instruments).

(7)	On January 13, 2021, the Company amended the NPA to permit the issuance of additional secured convertible notes payable and issued $3.8 million of notes payable to Birch Lake (“BL Notes”), receiving net proceeds of $3.3 million, net of a 6.50% original issue discount and $0.2 million of debt issuance costs paid directly by the lender. The BL Notes accrued interest at 8% per annum. The BL Notes contained a liquidation premium that ranges from 35% to 45% depending on the timing of settlement, with 50% of this premium convertible into equity. The Company determined that the feature to settle the BL Notes at a premium upon the occurrence of a default, change in control, or a Qualified SPAC Merger was a contingently exercisable put option with a liquidation premium and represents an embedded derivative. The Company elected the fair value option to measure this note payable (see Note 8, Fair Value of Financial Instruments).

Schedule of principal maturities of notes payable
Due on demand	$4,997
2026	100
2028	36,622
41,719